Note 7 - Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of exploration and evaluation assets [text block]
7.	Exploration and evaluation assets

	Tuligtic	Other Property	Total
Exploration and evaluation assets	$	$	$
Acquisition costs:
Opening balance - (December 31, 2019)	9,460,274	1	9,460,275
Additions	859,236	-	859,236
Closing balance - (December 31, 2020)	10,319,510	1	10,319,511
Deferred exploration costs:
Opening balance - (December 31, 2019)	47,512,735	-	47,512,735
Costs incurred during the year
Professional/technical fees	137,167	-	137,167
Claim maintenance/lease costs	159,934	-	159,934
Geochemical, metallurgy	11,947	-	11,947
Technical studies	117,058	-	117,058
Travel and accommodation	125,679	-	125,679
Geology, geophysics and exploration	111,773	-	111,773
Supplies and miscellaneous	115,587	-	115,587
Environmental and permit	6,916	-	6,916
Value-added tax (Note 4)	120,964		120,964
Refund - Value-added tax	(133,442)	-	(133,442)
Total deferred exploration costs during the year	773,583	-	773,583
Closing balance - (December 31, 2020)	48,286,318	-	48,286,318
Total exploration and evaluation assets	58,605,828	1	58,605,829

	Tuligtic	Other Property	Total
Exploration and evaluation assets	$	$	$
Acquisition costs:
Opening balance - (December 31, 2018)	9,159,951	1	9,159,952
Additions	300,323	-	300,323
Closing balance - (December 31, 2019)	9,460,274	1	9,460,275
Deferred exploration costs:
Opening balance - (December 31, 2018)	45,518,518	-	45,518,518
Costs incurred during the year
Drilling and related costs	9,948	-	9,948
Professional/technical fees	74,921	-	74,921
Claim maintenance/lease costs	165,420	-	165,420
Geochemical, metallurgy	150,881	-	150,881
Technical studies	807,270	-	807,270
Travel and accommodation	470,815	-	470,815
Geology, geophysics and exploration	233,067	-	233,067
Supplies and miscellaneous	112,492	-	112,492
Environmental and permit	262,538	-	262,538
Value-added tax (Note 4)	276,407		276,407
Refund - Value-added tax	(67,922)	-	(67,922)
Impairment of deferred exploration costs	(501,620)	-	(501,620)
Total deferred exploration costs during the year	1,994,217	-	1,994,217
Closing balance - (December 31, 2019)	47,512,735	-	47,512,735
Total exploration and evaluation assets	56,973,009	1	56,973,010

Impairment of deferred exploration costs during fiscal
2019
related to mineral concession taxes paid on portions of certain mineral concessions dropped on the Tuligtic property.

Title to exploration and evaluation assets involves certain inherent risks due to the difficulties of determining the validity of certain claims as well as the potential for problems arising from the frequently ambiguous conveyancing history characteristic of many mineral claims. The Company has investigated title to all of its exploration and evaluation assets and, to the best of its knowledge, title to all of its interests are in good standing.

The following is a description of the Company's most significant property interests:

(a)	Tuligtic

In
2001,
the Company acquired by staking a
100%
interest in the Tuligtic property in Puebla, Mexico. The property contains the Ixtaca Zone.

7.	Exploration and evaluation assets (Continued)

(a)	Tuligtic (continued)

In
2015,
legal proceedings against the Mexican mining authorities regarding certain mining concessions held by the Company were initiated by the Ejido Tecoltemi. These mining concessions covered approximately
14,000
Ha, including the Company's project in the Ixtaca Zone and certain endowed lands of the Ejido (the “Ejido Land”), which comprise approximately
330
Ha (the “Original Concessions”).

In
2015,
Almaden commenced a process to voluntarily cancel approximately
7,000
Ha of its Original Concessions, including the area covering the Ejido Lands. Almaden divided the Original Concessions into nine
smaller concessions, which included
two
smaller mining concessions which overlapped the Ejido Lands (the “Overlapping Concessions”) and then voluntarily cancelled the Overlapping Concessions. The applicable Mexican mining authorities issued the New Concessions and accepted the abandonment of the Overlapping Concessions in
May
and
June
of
2017
after the issuance of a Court Order.

In
2017,
the Ejido Tecoltemi filed a legal complaint about the court order leading to the New Concessions. On
February 1, 2018,
the court reviewing the complaint ruled the Ejido's complaint was founded, and sent the ruling to the court hearing the Amparo. On
December 21, 2018,
the General Directorate of Mines issued a resolution that the New Concessions are left without effect, and the Original Concessions are in full force and effect. On
February 13, 2019,
the General Directorate of Mines delivered, to the court hearing the Amparo, mining certificates stating that the Original Concessions are valid, and the New Concessions are cancelled. On
December 16, 2019
the General Directorate of Mines issued mineral title certificates directly to Almaden that the Original Concessions are active and owned by Minera Gorrión and the New Concessions are left without effect. Currently, applicable Mexican mining authority records show the Original Concessions as Almaden's sole mineral claims to the Ixtaca Project.

On
January 21, 2020,
Almaden filed an administrative challenge against the Mexican mining authorities' issuance of the
December 2019
Certificates. Almaden's appeals to this change in mineral tenure are based on Mexican legal advice that the New Concessions remain in full force and effect. Almaden continues to file taxes and assessment reports on the New Concessions, which have been accepted by the Mexican mining authorities, and Almaden has not
received any notifications from the Mexican mining authorities regarding unpaid taxes on the Original Concessions.

On
February 14, 2020
and
March 24, 2020,
the Company entered into
two
amended option agreements to secure land holdings on the Tuligtic project. The Company has the option to acquire a
100%
ownership of
two
land holdings for cash payments of
$3,000,000
Mexico pesos (MXN) and
USD$375,000
payable in early
2021
respectively. Payments are
not
refundable upon termination of the option agreement.

(b)	Other Property

The Company holds a
40%
carried interest in the Logan property located in the Yukon Territory, Canada. The project is carried at a nominal value of
$1.